UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06071

                           Scudder Institutional Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Daily Assets Fund Institutional
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                            Principal
                                                                                             Amount ($)         Value ($)
                                                                                       ----------------------------------
Certificates of Deposit and Bank Notes 21.4%
ABN AMRO Bank NV, 1.17%, 1/3/2005                                                          25,000,000         25,000,000
Alliance & Leicester PLC, 1.245%, 10/27/2004                                               25,000,000         24,999,192
American Express Centurion Bank, 1.88%, 1/26/2005                                         100,000,000         99,993,385
Barclays Bank PLC, 1.27%, 1/12/2005                                                        25,000,000         25,000,000
Calyon:
1.14%, 12/31/2004                                                                          22,000,000         22,000,000
1.18%, 10/29/2004                                                                          25,000,000         25,000,000
1.2%, 12/31/2004                                                                           25,000,000         25,000,000
1.27%, 12/31/2004                                                                          10,000,000         10,000,472
Depfa Bank Europe PLC:
1.185%, 10/26/2004                                                                          5,000,000          5,000,000
1.335%, 1/18/2005                                                                          25,000,000         25,000,000
HBOS Treasury Services PLC, 1.76%, 2/9/2005                                                30,000,000         30,001,082
HSBC Bank USA, 1.32%, 1/18/2005                                                            25,000,000         25,000,000
KBC Bank NV, 1.17%, 10/27/2004                                                             15,000,000         15,000,000
Societe Generale:
1.17%, 10/22/2004                                                                          15,000,000         15,000,000
1.185%, 1/4/2005                                                                           25,000,000         25,000,000
2.0%, 3/11/2005                                                                           100,000,000         99,999,508
Toronto Dominion Bank:
1.14%, 12/30/2004                                                                          25,000,000         25,000,000
1.25%, 12/31/2004                                                                          40,000,000         40,011,907
Wells Fargo Bank NA, 1.79%, 11/8/2004                                                     125,000,000        125,000,000
                                                                                                            ------------
Total Certificates of Deposit and Bank Notes (Cost $687,005,546)                                             687,005,546

Commercial Paper** 31.3%
Bank of Ireland, 1.97%, 3/9/2005                                                           54,000,000         53,530,155
Beta Finance, Inc., 1.27%, 10/29/2004                                                      25,000,000         24,975,306
CIT Group, Inc.:
1.68%, 11/12/2004                                                                          25,000,000         24,951,000
1.95%, 2/7/2005                                                                            50,000,000         49,650,625
CRC Funding LLC, 1.8%, 11/9/2004                                                           80,000,000         79,844,000
Depfa Bank Europe PLC, 1.11%, 10/22/2004                                                   15,000,000         14,990,287
Dorada Finance, Inc.:
2.01%, 3/8/2005                                                                            16,600,000         16,453,560
2.04%, 3/16/2005                                                                           40,000,000         39,623,733
Edison Asset Securitization LLC, 1.98%, 3/11/2005                                          29,752,000         29,488,546
General Electric Capital Corp.:
1.5%, 11/17/2004                                                                           25,000,000         24,951,042
1.88%, 2/1/2005                                                                            90,000,000         89,421,900
Genworth Finance, Inc., 1.52%, 10/1/2004                                                   15,000,000         15,000,000
Giro Funding US Corp., 1.8%, 10/25/2004                                                    50,000,000         49,940,000
Irish Life and Permanent PLC, 1.88%, 2/2/2005                                             100,000,000         99,352,444
K2 (USA) LLC, 1.65%, 11/8/2004                                                             71,900,000         71,774,774
Lake Constance Funding LLC:
1.65%, 11/5/2004                                                                           20,000,000         19,967,917
1.86%, 2/7/2005                                                                            20,000,000         19,866,700
Liberty Street Funding Corp., 1.78%, 10/18/2004                                            23,800,000         23,779,995
Province of Quebec, 1.45%, 1/11/2005                                                       36,500,000         36,350,046
RWE AG:
1.65%, 11/9/2004                                                                           20,000,000         19,964,250
1.83%, 2/8/2005                                                                            25,000,000         24,834,792
Scaldis Capital LLC:
1.78%, 10/19/2004                                                                          50,000,000         49,955,500
1.89%, 1/28/2005                                                                           20,797,000         20,667,071
1.98%, 3/14/2005                                                                           30,000,000         29,729,400
Sheffield Receivables Corp., 1.78%, 10/8/2004                                              50,000,000         49,982,694
Svenska Handlesbanken, Inc., 1.18%, 10/19/2004                                             25,000,000         24,985,312
                                                                                                            ------------
Total Commercial Paper (Cost $1,004,031,049)                                                               1,004,031,049

Floating Rate Notes* 22.0%
American Honda Finance Corp., 144A, 1.95%, 8/8/2005                                        27,500,000         27,528,414
Banco Bilbao Vizcaya SA, 1.73%, 6/1/2005                                                   65,000,000         64,995,947
CC (USA), Inc., 144A, 1.96%, 11/15/2004                                                    25,000,000         25,003,421
Depfa Bank Europe PLC, 1.86%, 6/15/2005                                                    25,000,000         25,000,000
International Lease Finance Corp., 2.97%, 10/18/2004                                       10,000,000         10,006,429
Lehman Brothers Holding, Inc., 1.81%, 3/10/2005                                           125,000,000        125,000,000
Merrill Lynch & Co., Inc.:
1.696%, 4/4/2005                                                                           25,000,000         25,000,000
2.27%, 6/13/2005                                                                           15,000,000         15,047,721
Morgan Stanley:
1.86%, 1/5/2005                                                                            20,000,000         20,000,000
1.86%, 2/18/2005                                                                          150,000,000        150,000,000
Natexis Banque Populaires:
1.678%, 6/9/2005                                                                           25,000,000         24,995,668
1.94%, 12/10/2004                                                                          20,000,000         20,000,000
National City Bank:
1.735%, 6/10/2005                                                                          50,000,000         50,012,171
1.975%, 5/19/2005                                                                          20,000,000         20,003,782
Rabobank Nederland NV, 1.82%, 3/2/2005                                                     25,000,000         25,002,031
Royal Bank of Scotland PLC, 1.736%, 6/20/2005                                               5,000,000          4,998,729
Sheffield Receivables Corp., 1.79%, 1/25/2005                                              45,000,000         44,998,562
US Bank NA, 2.074%, 6/14/2005                                                               7,000,000          7,012,122
Westlb AG, 1.888%, 12/17/2004                                                              21,000,000         21,001,182
                                                                                                            ------------
Total Floating Rate Notes (Cost $705,606,179)                                                                705,606,179

US Government Sponsored Agencies 2.3%
Federal Home Loan Bank, 1.745%*, 9/12/2005                                                 25,000,000         24,985,748
Federal Home Loan Mortgage Corp.:
1.4%**, 1/11/2005                                                                          30,212,000         30,092,159
1.64%**, 12/1/2004                                                                         10,000,000          9,972,211
Federal National Mortgage Association, 1.81%, 5/27/2005                                    10,000,000         10,000,000
                                                                                                            ------------
Total US Government Sponsored Agencies (Cost $75,050,118)                                                     75,050,118

Asset Backed 1.0%
Granite Mortgage PLC, "1A1", Series 2004-1, 1.56%*, 12/20/2004                              4,995,781          4,995,782
Nissan Auto Receivables Owners Trust, "1A1", Series 2004-A,
1.07%, 3/15/2005                                                                            1,382,111          1,382,111
Permanent Financing PLC, "1A", Series 4, 1.69%*, 3/10/2005                                 25,000,000         25,000,000
                                                                                                            ------------
Total Asset Backed (Cost $31,377,893)                                                                         31,377,893

Insurance Funding Agreements 0.6%
Travelers Insurance Co., 1.75%*, 1/27/2005
(Cost $20,000,000)                                                                         20,000,000         20,000,000

Promissory Notes 4.4%
Goldman Sachs Group, Inc.:
1.26%, 11/8/2004                                                                           35,000,000         35,000,000
1.31%, 11/24/2004                                                                          35,000,000         35,000,000
1.47%, 1/7/2005                                                                             5,000,000          5,000,000
1.94%*, 5/26/2005                                                                          65,000,000         65,000,000
                                                                                                            ------------
Total Promissory Notes (Cost $140,000,000)                                                                   140,000,000

Short Term Notes 5.0%
Bank of America NA, 1.91%, 5/13/2005                                                        5,750,000          5,757,077
Bear Stearns & Co., Inc.:
2.025%, 3/29/2005                                                                          25,000,000         25,000,000
2.025%, 3/31/2005                                                                         130,000,000        130,000,000
                                                                                                            ------------
Total Short Term Notes (Cost $160,757,077)                                                                   160,757,077

Time Deposit 2.3%
Banco Bilbao Vizcaya SA, 1.83%, 10/6/2004
(Cost $75,000,000)                                                                         75,000,000         75,000,000

Repurchase Agreements*** 9.7%
Goldman Sachs Co., Inc., 1.81%, dated 9/30/2004, to be repurchased
at $100,020,111 on 10/4/2004 (a)                                                          100,000,000        100,000,000
JPMorgan Chase, Inc., 1.91%, dated 9/30/2004, to be repurchased at
$110,564,386 on 10/1/2004 (b)                                                             110,558,520        110,558,520
UBS Warburg, 1.90%, dated 9/30/2004, to be repurchased at
$100,005,278 10/1/2004 (c)                                                                100,000,000        100,000,000
                                                                                                            ------------
Total Repurchase Agreements (Cost $310,558,520)                                                              310,558,520
                                                                                                            ------------
                                                                                                 % of
                                                                                            Net Assets          Value ($)
                                                                                            ----------          ---------

Total Investment Portfolio  (Cost $3,209,386,382)                                                 100      3,209,386,382
Other Assets and Liabilities, Net                                                                 0.0            370,204
                                                                                                           -------------
Net Assets                                                                                      100.0      3,209,756,586
                                                                                                           =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

** Annualized yield at time of purchase; not a coupon rate.

*** Repurchase agreements are fully collateralized by US Treasury, Government agency or other securities.

(a) Collateralized by $98,628,755 of Federal National Mortgage Association securities, with various coupon rates from 5.0% to 6.0%, with various maturities of 3/1/2034 to 8/1/2034 with a value of $102,000,000.

(b) Collateralized by a $148,337,638 of Federal National Mortgage Association Strips, with various maturities of 11/1/2031 to 8/1/2034 with a value of $113,875,899.

(c) Collateralized by $151,851,240 (Principal amount shown at original face value) of Federal National Mortgage Association securities, with various coupon rates from 2.387% to 5.557%, with various maturities of 4/1/2033 to 7/1/2034 with a value of $102,000,213.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Daily Assets Fund


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Daily Assets Fund

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004